Net Loss Per Share (Tables) - OAK Street Health Inc and Affiliates [Member]	9 Months Ended
Sep. 30, 2020
Summary of Basic and Diluted Net Loss Per Common Unit

The following table sets forth the computation of basic and diluted loss per common share for the three and nine-months ended September 30, 2020:

	Three-months ended September 30, 2020	Nine-months ended September 30, 2020
Numerator:
Net loss attributable to common stock/unitholders	$(64,530)	$(128,097)
Less: Undeclared and deemed dividends attributable to unitholders prior to restructuring as part of the IPO	(5,418)	(27,220)
Less: Net loss attributable to OSH LLC prior to restructuring as part of the IPO	(25,701)	(67,466)
Net loss attributable to OSH Inc.	$(33,411)	$(33,411)
Denominator:
Weighted average common stock outstanding - basic and diluted	218,261,866	218,261,866
Net loss per share – basic and diluted	$(0.15)	$(0.15)

Summary of Potential Common Shares Outstanding from the Computation of Diluted Net Loss Per Share/Unit	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated:
Nine-months ended September 30, 2020

Stock options	14,921,281
RSUs	148,876
RSAs	22,234,012
37,304,169